Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	$ 43,087,779	$ 38,600,871
Other non-financial liabilities	421,985	501,304
Other current non-financial liabilities	43,516,630	40,370,214
Income received in advance	6,866	1,268,039
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	25,680,792	27,383,975
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	6,079,036	3,758,056
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	$ 11,327,951	$ 7,458,840